Summary of Significant Accounting Policies and Nature of Operations (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended
	Mar. 31, 2013 reporting_unit	Aug. 31, 2011 reporting_unit	May 31, 2012 reporting_unit	May 31, 2013 principal_sales_channel reporting_unit country product_category geographic_market operation_location reportable_segment	Sep. 05, 2007	Jul. 11, 2007	Jun. 13, 2007	May 31, 2013 Stock options [Member]	May 31, 2012 Stock options [Member]	May 31, 2011 Stock options [Member]	May 31, 2013 Reclassified From Cost Of Goods Sold [Member]	May 31, 2012 Reclassified From Cost Of Goods Sold [Member]	May 31, 2011 Reclassified From Cost Of Goods Sold [Member]	May 31, 2013 Instruments [Member]	Jul. 11, 2007 Senior Secured Term Loan Facility [Member]	May 31, 2013 Short-term [Member]	May 31, 2012 Short-term [Member]	May 31, 2013 Long-term [Member]	May 31, 2012 Long-term [Member]	May 31, 2013 Credit valuation adjustment [Member]	May 31, 2012 Credit valuation adjustment [Member]
Offer price							$ 46.00
Amount of credit agreement															$ 6,165,000,000
Borrowings to finance portion of the Offer and pay related fees and expenses						4,181,000,000
Percentage of outstanding Shares tendered to Purchaser						82.00%
Percentage of shareholders voted to approve the proposed merger					91.00%
Number of worldwide locations with operations (over 50)				50
Approximate number of countries with distribution				90
Time period of development of highly durable joint replacement systems (over 30 years)				30 years
Useful life of property, plant and equipment														4 years
Amounts reclassified during period											123,100,000	118,900,000	114,500,000
Number of reportable segments				1
Number of major product categories				6
Number of geographic units				3
Held-to-maturity investments				0
Swap liability			$ (76,200,000)	$ (54,100,000)												$ (19,900,000)	$ (36,000,000)	$ (34,800,000)	$ (41,000,000)	$ 600,000	$ 800,000
Number of principal sales channels				4
Number of reporting units for purposes of testing goodwill	6	8	6	6
Number of antidilutive shares excluded from calculation of earnings per share (in shares)								36.0	34.8	35.0